Property, Plant and Equipment	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

7. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following as of March 31, 2026 and 2025:

	As of March 31,
	2025	2026
	USD	USD
Buildings	3,607,134	3,606,526
Plant and machinery	736,003	983,161
Furniture and fixtures	1,065,880	1,229,500
Motor vehicles	244,701	134,328
Leasehold improvement	295,475	741,197
Construction in progress	177,470	-
Total	6,126,663	6,694,712
Less: accumulated depreciation	(2,901,990)	(3,171,340)
Total property, plant and equipment, net	3,224,673	3,523,372

Depreciation expenses were USD 147,767, USD 221,394 and USD 380,938 recognized for the years ended March 31, 2024, 2025 and 2026, respectively.

The following properties are owned by JLHK and pledged for bank borrowings and leased to two lessees to earn rental income. One property is located at Deerhill Avenue, Flat C, 3/F, Tower 10, Carpark No. 93 at Garage B, Below Towers 7 to 11 of, Deerhill bay with the net book value of USD 910,175 and USD 869,497 as of March 31, 2025 and 2026, respectively. The property was leased to a third party with rental income amounted to USD 33,205, USD 56,923 and USD 52,192 for the fiscal years ended March 31, 2024, 2025 and 2026, respectively. The other property is located at House 20 JC Castle ,18 Shan Tong Road with the net book value of USD 1,144,854 and USD 1,098,770 as of March 31, 2025 and 2026, respectively. The property was leased to Danny Wong (related party) with rental income amounted to USD 76,923, USD 64,103 and USD 64,103 for the fiscal years ended March 31, 2024, 2025 and 2026, respectively.

The following is the annual undiscounted cash flows to be received for rental income as of March 31, 2025:

	Property 1	Property 2
	USD	USD
Years ending March 31,
2026	30,833	64,103
2027	-	-
2028	-	-
2029	-	-
2030 and thereafter	-	-
Total undiscounted rental income	30,833	64,103

The following is the annual undiscounted cash flows to be received for rental income as of March 31, 2026:

	Property 1	Property 2
	USD	USD
Years ending March 31,
2027	60,000	51,282
2028	18,065	51,282
2029	-	-
2030	-	-
2031 and thereafter	-	-
Total undiscounted rental income	78,065	102,564